CAPITAL STRUCTURE - Shares Repurchased for Retirement - Additional Information (Detail) - USD ($)		9 Months Ended
	May 09, 2016	Sep. 30, 2016	Dec. 31, 2015	May 20, 2015
Capital Structure [Line Items]
Stock repurchased and retired During Period, shares	155,000,000
Treasury shares, shares		12,416,017	12,935,230
Share repurchased for retirement		$ 803,171,000
Ordinary shares, issued		1,475,924,523	1,630,924,523
Ordinary shares, outstanding		1,463,508,506	1,617,989,293
Treasury Shares [Member]
Capital Structure [Line Items]
Share repurchased for retirement (in ADSs or in shares)		(155,000,000)
Share repurchased for retirement		$ 803,171,000
Retirement of shares, shares		155,000,000
Treasury Shares [Member] | 2015 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount				$ 500,000,000
Stock repurchased and retired During Period, shares		0
Treasury shares, shares		0	0
Ordinary Shares [Member]
Capital Structure [Line Items]
Share repurchased for retirement (in ADSs or in shares)		0
Retirement of shares, shares		(155,000,000)
Crown's subsidiary [Member] | Treasury Shares [Member]
Capital Structure [Line Items]
Share repurchased for retirement (in ADSs or in shares)	155,000,000
Share repurchased for retirement	$ 800,839,000	$ 803,171,000
Share repurchase for retirement, average market price per ADS or per share	$ 5.1667
Retirement of shares, shares		155,000,000
Crown's subsidiary [Member] | Treasury Shares [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Share repurchased for retirement (in ADSs or in shares)	51,666,666
Share repurchase for retirement, average market price per ADS or per share	$ 15.50
Crown's subsidiary [Member] | Ordinary Shares [Member]
Capital Structure [Line Items]
Retirement of shares, shares		155,000,000